Share-Based Payment Arrangements - Schedule of Reconciliation of Outstanding Share Options (Detail) - Share options	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding - beginning of period (in shares) | shares	48,592,000	54,937,000	53,096,000
Issued for acquisition of non-controlling interest (in shares) | shares			17,910,000
Share options exercised (in shares) | shares	(7,122,000)	(2,446,000)	(12,846,000)
Share options cancelled or forfeited (in shares) | shares	(155,000)	(3,899,000)	(3,223,000)
Number of share options outstanding - end of period (in shares) | shares	41,315,000	48,592,000	54,937,000	53,096,000
Beginning balance - weighted average exercise price per share (in USD per share) | $ / shares	$ 2.17	$ 2.22	$ 1.98
Weighted average exercise price of share options issued for acquisition of non-controlling interest (in USD per share) | $ / shares			2.26
Exercised - weighted average exercise price per share (in USD per share) | $ / shares	1.80	1.55	1.31
Cancelled and forfeited - weighted average exercise price per share (in USD per share) | $ / shares	2.08	3.29	2.15
Ending balance - weighted average exercise price per share (in USD per share) | $ / shares	$ 2.24	$ 2.17	$ 2.22	$ 1.98
Weighted-average remaining contractual life (in years)	4 years 8 months 12 days	5 years 8 months 12 days	7 years 2 months 12 days	7 years 9 months 18 days
Share options - exercisable (in shares) | shares	39,940,000	44,047,000
Exercisable - Weighted average exercise price per share (in USD per share) | $ / shares	$ 2.25	$ 2.19